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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

ITEM 1. Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS |

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments January 31, 2015

	SHARES	VALUE
COMMON STOCKS—93.0%
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	124,658	$82,274

AEROSPACE & DEFENSE—4.1%
Honeywell International, Inc.	681,953	66,667,725
Lockheed Martin Corp.	69,227	13,040,290
Precision Castparts Corp.	140,823	28,178,682
The Boeing Co.	136,223	19,802,738
United Technologies Corp.	138,200	15,862,596
		143,552,031
AIR FREIGHT & LOGISTICS—0.6%
United Parcel Service, Inc., Cl. B	216,924	21,440,768

AIRLINES—0.9%
United Continental Holdings, Inc.*	476,061	33,024,352

ALTERNATIVE CARRIERS—0.3%
Level 3 Communications, Inc.*	211,097	10,499,965

APPAREL ACCESSORIES & LUXURY GOODS—0.4%
Michael Kors Holdings Ltd.*	49,542	3,507,078
PVH Corp.	37,877	4,176,318
Ralph Lauren Corp.	31,546	5,264,712
		12,948,108
APPLICATION SOFTWARE—2.5%
Adobe Systems, Inc.*	478,243	33,539,182
Palantir Technologies, Inc., Cl. A*,@	239,030	1,446,131
salesforce.com, inc.*	695,086	39,237,605
SAP SE#	186,868	12,213,692
		86,436,610
ASSET MANAGEMENT & CUSTODY BANKS—0.1%
Affiliated Managers Group, Inc.*	17,620	3,621,262

AUTO PARTS & EQUIPMENT—1.0%
Delphi Automotive PLC.	405,118	27,843,760
WABCO Holdings, Inc.*	90,401	8,603,463
		36,447,223
AUTOMOBILE MANUFACTURERS—0.1%
Tesla Motors, Inc.*	15,391	3,133,608

BIOTECHNOLOGY—6.1%
Amgen, Inc.	116,458	17,731,895
Biogen Idec, Inc.*	134,310	52,268,080
Celgene Corp.*	248,146	29,569,077
Gilead Sciences, Inc.*	795,950	83,439,439
Intercept Pharmaceuticals, Inc.*	26,071	5,241,053
Pharmacyclics, Inc.*	95,401	16,098,919
Puma Biotechnology, Inc.*	25,000	5,277,000
Vertex Pharmaceuticals, Inc.*	30,909	3,404,317
		213,029,780
BREWERS—0.8%
Anheuser-Busch InBev NV#	53,300	6,506,331
Molson Coors Brewing Co., Cl. B	296,154	22,486,973
		28,993,304

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BUILDING PRODUCTS—0.4%
Fortune Brands Home & Security, Inc.	190,188	$8,518,521
Lennox International, Inc.	58,807	5,781,316
		14,299,837
CABLE & SATELLITE—1.1%
Comcast Corporation, Cl. A	641,892	34,113,350
DISH Network Corp., Cl. A*	70,189	4,937,796
		39,051,146
CASINOS & GAMING—0.4%
MGM Resorts International*	711,678	13,863,487

COMMUNICATIONS EQUIPMENT—0.3%
Arista Networks, Inc.*	58,200	3,673,584
F5 Networks, Inc.*	66,476	7,420,051
		11,093,635
COMPUTER STORAGE & PERIPHERALS—0.2%
SanDisk Corp.	108,596	8,243,522

CONSTRUCTION MATERIALS—0.7%
Martin Marietta Materials, Inc.	53,422	5,755,686
Vulcan Materials Co.	255,000	17,980,050
		23,735,736
CONSUMER FINANCE—1.2%
American Express Co.	438,526	35,384,663
Discover Financial Services	107,527	5,847,318
		41,231,981
DATA PROCESSING & OUTSOURCED SERVICES—3.7%
Alliance Data Systems Corp.*	123,008	35,528,401
Fiserv, Inc.*	282,940	20,521,638
Visa, Inc., Cl. A	292,796	74,636,628
		130,686,667
DEPARTMENT STORES—0.2%
Nordstrom, Inc.	75,524	5,754,929

DRUG RETAIL—2.3%
CVS Caremark Corp.	644,034	63,218,377
Walgreens Boots Alliance, Inc.	239,613	17,671,459
		80,889,836
FOOD RETAIL—1.1%
The Kroger Co.	335,164	23,143,074
Whole Foods Market, Inc.	263,600	13,732,242
		36,875,316
FOOTWEAR—0.6%
NIKE, Inc., Cl. B	224,760	20,734,110

GENERAL MERCHANDISE STORES—1.3%
Dollar General Corp.*	203,621	13,654,824
Dollar Tree, Inc.*	464,336	33,014,290
		46,669,114
HEALTH CARE EQUIPMENT—1.3%
Becton Dickinson and Co.	138,600	19,137,888
Intuitive Surgical, Inc.*	3,200	1,582,336

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—(CONT.)
St. Jude Medical, Inc.	367,233	$24,189,638
		44,909,862
HEALTH CARE FACILITIES—1.0%
HCA Holdings, Inc.*	488,755	34,603,854

HOME ENTERTAINMENT SOFTWARE—0.5%
Activision Blizzard, Inc.	856,765	17,902,105

HOME IMPROVEMENT RETAIL—2.1%
Lowe’s Companies, Inc.	573,317	38,847,960
The Home Depot, Inc.	313,072	32,690,978
		71,538,938
HOMEBUILDING—0.5%
Toll Brothers, Inc.*	498,500	17,258,070

HOTELS RESORTS & CRUISE LINES—2.5%
Hilton Worldwide Holdings, Inc.*	2,003,932	52,042,114
Royal Caribbean Cruises Ltd.	449,381	33,950,735
		85,992,849
HOUSEHOLD PRODUCTS—0.2%
The Procter & Gamble Co.	94,837	7,993,811

HOUSEWARES & SPECIALTIES—0.3%
Jarden Corp.*	231,205	11,102,464

INDUSTRIAL CONGLOMERATES—0.6%
Danaher Corp.	272,387	22,439,241

INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	131,086	19,087,432

INDUSTRIAL MACHINERY—0.7%
Ingersoll-Rand PLC.	361,533	24,005,791

INTERNET RETAIL—1.8%
Amazon.com, Inc.*	107,975	38,280,377
The Priceline Group, Inc.*	9,400	9,489,112
TripAdvisor, Inc.*	230,375	15,437,429
		63,206,918
INTERNET SOFTWARE & SERVICES—10.0%
Cornerstone OnDemand, Inc.*	99,500	3,278,525
Demandware, Inc.*	77,351	4,142,919
Facebook, Inc., Cl. A*	2,027,830	153,932,575
Google, Inc., Cl. A*	34,440	18,513,222
Google, Inc., Cl. C*	186,753	99,823,214
GrubHub, Inc.*	249,399	8,586,808
LinkedIn Corp., Cl. A*	76,773	17,253,964
Yahoo! Inc.*	1,023,135	45,007,709
		350,538,936
INVESTMENT BANKING & BROKERAGE—0.0%
Morgan Stanley	38,189	1,291,170

IT CONSULTING & OTHER SERVICES—0.8%
Cognizant Technology Solutions Corp., Cl. A*	489,639	26,504,159

LIFE SCIENCES TOOLS & SERVICES—1.4%
Thermo Fisher Scientific, Inc.	377,858	47,311,600

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MANAGED HEALTH CARE—1.9%
Aetna, Inc.	103,554	$9,508,328
Cigna Corp.	223,033	23,826,615
Humana, Inc.	164,200	24,045,448
UnitedHealth Group, Inc.	81,299	8,638,019
		66,018,410
MOVIES & ENTERTAINMENT—1.1%
The Walt Disney Co.	426,609	38,804,355

MULTI-LINE INSURANCE—0.8%
American International Group, Inc.	151,363	7,397,110
Hartford Financial Services Group, Inc.	537,660	20,914,974
		28,312,084
MULTI-UTILITIES—0.4%
Sempra Energy	112,307	12,569,399

OIL & GAS EQUIPMENT & SERVICES—1.2%
Baker Hughes, Inc.	222,572	12,906,950
Halliburton Company	160,018	6,399,120
National Oilwell Varco, Inc.	123,958	6,747,034
Schlumberger Ltd.	107,180	8,830,560
Weatherford International PLC.*	719,598	7,433,448
		42,317,112
OIL & GAS EXPLORATION & PRODUCTION—1.6%
Anadarko Petroleum Corp.	383,097	31,318,180
Devon Energy Corp.	401,950	24,225,526
		55,543,706
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy, Inc.*	239,047	17,063,175

OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
Bank of America Corp.	2,027,059	30,709,944
Citigroup, Inc.	92,145	4,326,208
		35,036,152
PACKAGED FOODS & MEATS—0.9%
Kraft Foods Group, Inc.	164,600	10,754,964
Mead Johnson Nutrition Co., Cl. A	194,900	19,195,701
		29,950,665
PHARMACEUTICALS—7.3%
AbbVie, Inc.	722,758	43,618,445
Actavis PLC.*	543,121	144,763,471
Merck & Co., Inc.	255,500	15,401,540
Salix Pharmaceuticals Ltd.*	75,083	10,111,428
Shire PLC.	292,600	21,392,263
Teva Pharmaceutical Industries Ltd.#	365,841	20,801,719
		256,088,866
RAILROADS—1.0%
Union Pacific Corp.	288,872	33,858,687

RENEWABLE ELECTRICITY—0.4%
TerraForm Power, Inc., Cl. A	393,200	12,794,728

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESEARCH & CONSULTING SERVICES—0.3%
CoStar Group, Inc.*	50,900	$9,391,559

RESTAURANTS—2.0%
Chipotle Mexican Grill, Inc.*	14,800	10,505,632
Darden Restaurants, Inc.	353,600	21,703,968
McDonald’s Corp.	196,800	18,192,192
Starbucks Corp.	223,254	19,541,423
		69,943,215
SECURITY & ALARM SERVICES—0.7%
Tyco International PLC.	583,831	23,826,143

SEMICONDUCTOR EQUIPMENT—0.7%
SunEdison, Inc.*	1,259,938	23,598,639

SEMICONDUCTORS—3.1%
Avago Technologies Ltd.	344,339	35,425,596
Micron Technology, Inc.*	968,353	28,338,851
NXP Semiconductors NV*	550,864	43,705,550
		107,469,997
SOFT DRINKS—0.9%
PepsiCo, Inc.	345,439	32,395,269

SPECIALIZED FINANCE—0.3%
McGraw Hill Financial, Inc.	135,130	12,086,027

SPECIALTY CHEMICALS—0.7%
PPG Industries, Inc.	83,565	18,624,967
The Sherwin-Williams Co.	15,920	4,318,619
		22,943,586
SPECIALTY STORES—0.7%
Signet Jewelers Ltd.	211,274	25,587,394

SYSTEMS SOFTWARE—1.7%
Microsoft Corp.	1,461,512	59,045,085

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.8%
Apple, Inc.	1,937,736	227,025,150
Western Digital Corp.	98,382	9,565,682
		236,590,832
TOBACCO—0.6%
Altria Group, Inc.	395,700	21,011,670

TRADING COMPANIES & DISTRIBUTORS—1.2%
HD Supply Holdings, Inc.*	1,474,144	42,499,572

WIRELESS TELECOMMUNICATION SERVICES—0.6%
SBA Communications Corp., Cl. A*	170,200	19,862,340
TOTAL COMMON STOCKS (Cost $2,861,572,598)		3,246,634,468

PREFERRED STOCKS—0.4%
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	1,074,935	709,457
Choicestream, Inc., Cl. B*,@,(a)	2,500,538	1,650,355
		2,359,812
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@	974,841	5,975,775

	SHARES	VALUE
PREFERRED STOCKS—(CONT.)
APPLICATION SOFTWARE—(CONT.)
Palantir Technologies, Inc., Cl. D*,@	127,007	$781,093
		6,756,868
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	111,655	4,912,820
TOTAL PREFERRED STOCKS (Cost $13,252,335)		14,029,500

MASTER LIMITED PARTNERSHIP—2.3%
ASSET MANAGEMENT & CUSTODY BANKS—2.3%
The Blackstone Group LP.	1,752,859	65,451,755
The Carlyle Group LP.	558,674	14,693,126
		80,144,881
TOTAL MASTER LIMITED PARTNERSHIP (Cost $74,666,740)		80,144,881

REAL ESTATE INVESTMENT TRUST—0.5%
RESIDENTIAL—0.3%
AvalonBay Communities, Inc.	67,211	11,626,831

SPECIALIZED—0.2%
Lamar Advertising Co.	102,891	5,763,954
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $14,504,698)		17,390,785
Total Investments (Cost $2,963,996,371)(b)	96.2%	3,358,199,634
Other Assets in Excess of Liabilities	3.8%	132,773,747
NET ASSETS	100.0%	$3,490,973,381

(a)         Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.

*                  Non-income producing security.

#                  American Depositary Receipts.

(b)         At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,999,033,180, amounted to $359,166,454 which consisted of aggregate gross unrealized appreciation of $445,964,003 and aggregate gross unrealized depreciation of $86,797,549.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/20140	$36,151	$82,274	0.00%
Choicestream, Inc., Cl. A	12/17/2013	859,605	709,457	0.02%
Choicestream, Inc., Cl. B	7/10/2014	1,500,323	1,650,355	0.05%
Intarcia Therapeutics, Inc.	3/27/2014	3,616,505	4,912,820	0.14%
Palantir Technologies, Inc., Cl. A	10/07/2014	1,555,368	1,446,131	0.04%
Palantir Technologies, Inc., Cl. B	10/07/2014	6,437,297	5,975,775	0.17%
Palantir Technologies, Inc., Cl. D	10/14/2014	838,605	781,093	0.02%
Total			$15,557,905	0.44%

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND

Schedule of Investments January 31, 2015

	SHARES	VALUE
COMMON STOCKS—85.9%
AEROSPACE & DEFENSE—3.9%
Honeywell International, Inc.	13,150	$1,285,544
Precision Castparts Corp.	1,940	388,194
		1,673,738
AIRLINES—1.0%
United Continental Holdings, Inc.*	6,000	416,220

APPLICATION SOFTWARE—2.4%
salesforce.com, inc.*	14,480	817,396
SAP SE#	3,210	209,806
		1,027,202
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
WisdomTree Investments, Inc.	15,539	270,689

AUTO PARTS & EQUIPMENT—1.4%
Delphi Automotive PLC.	8,650	594,514

BIOTECHNOLOGY—3.6%
Gilead Science, Inc.*	11,730	1,229,656
Pharmacyclics, Inc.*	1,780	300,375
		1,530,031
BUILDING PRODUCTS—0.7%
Fortune Brands Home & Security, Inc.	6,130	274,563

CABLE & SATELLITE—1.0%
Comcast Corporation, Cl. A	8,340	443,229

COMPUTER STORAGE & PERIPHERALS—0.5%
SanDisk Corp.	2,660	201,921

CONSUMER FINANCE—1.6%
American Express Co.	8,270	667,306

DATA PROCESSING & OUTSOURCED SERVICES—4.9%
Alliance Data Systems Corp.*	2,410	696,080
Visa, Inc., Cl. A	5,450	1,389,260
		2,085,340
DRUG RETAIL—2.3%
CVS Caremark Corp.	9,820	963,931

HEALTH CARE EQUIPMENT—1.7%
Becton Dickinson and Co.	3,770	520,562
St. Jude Medical, Inc.	2,760	181,801
		702,363
HEALTH CARE FACILITIES—1.3%
HCA Holdings, Inc.*	7,480	529,584

HOME ENTERTAINMENT SOFTWARE—0.9%
Activision Blizzard, Inc.	17,810	372,140

HOTELS RESORTS & CRUISE LINES—3.6%
Hilton Worldwide Holdings, Inc.*	35,550	923,234
Royal Caribbean Cruises Ltd.	7,770	587,023
		1,510,257
INTERNET RETAIL—2.8%
Amazon.com, Inc.*	1,440	510,523
Qunar Cayman Islands Ltd.#*	7,290	213,889
TripAdvisor, Inc.*	4,510	302,215

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET RETAIL—(CONT.)
Wayfair, Inc., Cl. A*	8,190	$160,196
		1,186,823
INTERNET SOFTWARE & SERVICES—14.3%
Demandware, Inc.*	3,920	209,955
Facebook, Inc., Cl. A*	29,500	2,239,345
Google, Inc., Cl. A*	670	360,159
Google, Inc., Cl. C*	2,225	1,189,307
GrubHub, Inc.*	35,620	1,226,397
LinkedIn Corp., Cl. A*	1,110	249,461
Yahoo! Inc.*	13,810	607,502
		6,082,126
LIFE SCIENCES TOOLS & SERVICES—2.3%
Thermo Fisher Scientific, Inc.	7,850	982,899

MANAGED HEALTH CARE—1.0%
UnitedHealth Group, Inc.	3,880	412,250

OIL & GAS EQUIPMENT & SERVICES—1.0%
Baker Hughes, Inc.	5,400	313,146
Weatherford International PLC.*	11,910	123,030
		436,176
OIL & GAS EXPLORATION & PRODUCTION—1.4%
Anadarko Petroleum Corp.	7,330	599,228

OTHER DIVERSIFIED FINANCIAL SERVICES—2.1%
Bank of America Corp.	59,310	898,547

PHARMACEUTICALS—8.8%
AbbVie, Inc.	13,090	789,981
Actavis PLC.*	8,380	2,233,605
Pacira Pharmaceuticals, Inc.*	2,710	290,919
Shire PLC.#	1,850	405,631
		3,720,136
RENEWABLE ELECTRICITY—1.0%
TerraForm Power, Inc., Cl. A	13,370	435,060

RESTAURANTS—1.6%
Bloomin’ Brands, Inc.*	27,870	688,807

SECURITY & ALARM SERVICES—1.2%
Tyco International PLC.	12,320	502,779

SEMICONDUCTORS—3.6%
Avago Technologies Ltd.	4,180	430,038
Micron Technology, Inc.*	15,900	465,314
NXP Semiconductors NV*	7,980	633,133
		1,528,485
SOFT DRINKS—1.1%
PepsiCo, Inc.	5,130	481,091

SPECIALTY CHEMICALS—0.8%
The Sherwin-Williams Co.	1,170	317,386

SPECIALTY STORES—1.4%
Signet Jewelers Ltd.	4,990	604,339

SYSTEMS SOFTWARE—1.9%
Microsoft Corp.	19,870	802,748

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.5%
Apple, Inc.	23,531	$2,756,892

TRADING COMPANIES & DISTRIBUTORS—1.7%
HD Supply Holdings, Inc.*	25,180	725,939
TOTAL COMMON STOCKS (Cost $35,511,424)		36,424,739

MASTER LIMITED PARTNERSHIP—6.1%
ASSET MANAGEMENT & CUSTODY BANKS—4.2%
The Blackstone Group LP.	34,430	1,285,616
The Carlyle Group LP.	18,560	488,128
		1,773,744
OIL & GAS STORAGE & TRANSPORTATION—1.9%
Cheniere Energy Partners LP.	26,070	826,419
TOTAL MASTER LIMITED PARTNERSHIP (Cost $2,443,860)		2,600,163

REAL ESTATE INVESTMENT TRUST—1.8%
SPECIALIZED—1.8%
Crown Castle International Corp.	8,630	746,581
(Cost $733,975)		746,581
Total Investments (Cost $38,689,259)(a)	93.8%	39,771,483
Other Assets in Excess of Liabilities	6.2%	2,639,775
NET ASSETS	100.0%	$42,411,258

*                          Non-income producing security.

#                          American Depositary Receipts.

(a)                 At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $38,752,176, amounted to $1,019,307 which consisted of aggregate gross unrealized appreciation of $2,083,721 and aggregate gross unrealized depreciation of $1,064,414.

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2015

	SHARES	VALUE
COMMON STOCKS—92.0%
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	8,930	$5,894

AEROSPACE & DEFENSE—1.6%
Hexcel Corp.	31,000	1,371,130
TransDigm Group, Inc.	4,800	986,544
		2,357,674
AIRLINES—1.9%
Spirit Airlines, Inc.*	13,700	1,015,718
United Continental Holdings, Inc.*	24,300	1,685,691
		2,701,409
ALTERNATIVE CARRIERS—0.5%
Level 3 Communications, Inc.*	13,700	681,438

APPAREL ACCESSORIES & LUXURY GOODS—2.7%
Hanesbrands, Inc.	13,900	1,548,182
Kate Spade & Co.*	21,900	690,507
Michael Kors Holdings Ltd.*	8,100	573,399
Under Armour, Inc., Cl. A*	16,200	1,167,696
		3,979,784
APPAREL RETAIL—1.5%
L Brands, Inc.	14,400	1,218,672
Urban Outfitters, Inc.*	27,800	969,108
		2,187,780
APPLICATION SOFTWARE—1.6%
Aspen Technology, Inc.*	13,500	477,158
Palantir Technologies, Inc., Cl. A*,@	12,426	75,177
Synchronoss Technologies, Inc.*	18,800	798,436
Workday, Inc., Cl. A*	12,400	985,304
		2,336,075
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
Wisdom Tree Investments, Inc.	49,800	867,516

AUTO PARTS & EQUIPMENT—1.7%
BorgWarner, Inc.	9,200	496,892
Delphi Automotive PLC.	16,050	1,103,116
WABCO Holdings, Inc.*	9,100	866,047
		2,466,055
AUTOMOBILE MANUFACTURERS—0.7%
Tesla Motors, Inc.*	5,100	1,038,360

BIOTECHNOLOGY—4.6%
Alkermes PLC.*	6,600	476,850
BioMarin Pharmaceutical, Inc.*	7,500	728,700
Celldex Therapeutics, Inc.*	13,800	295,596
Intercept Pharmaceuticals, Inc.*	5,700	1,145,871
Juno Therapeutics, Inc.*	2,600	111,150
Medivation, Inc.*	10,500	1,142,610
Pharmacyclics, Inc.*	6,300	1,063,125
Portola Pharmaceuticals, Inc.*	28,400	807,412
Vertex Pharmaceuticals, Inc.*	9,000	991,260
		6,762,574

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BUILDING PRODUCTS—2.1%
Fortune Brands Home & Security, Inc.	28,600	$1,280,994
Lennox International, Inc.	18,400	1,808,904
		3,089,898
CABLE & SATELLITE—0.6%
AMC Networks, Inc.*	13,200	880,440

CASINOS & GAMING—0.4%
MGM Resorts International*	28,600	557,128

COMMUNICATIONS EQUIPMENT—0.9%
Arista Networks, Inc.*	5,500	347,160
ARRIS Group, Inc.*	34,100	894,102
		1,241,262
COMPUTER STORAGE & PERIPHERALS—0.5%
SanDisk Corp.	10,200	774,282

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.5%
Allison Transmission Holdings, Inc.	23,600	739,152

CONSTRUCTION MATERIALS—1.3%
Eagle Materials, Inc.	11,100	790,542
Martin Marietta Materials, Inc.	3,400	366,316
Vulcan Materials Co.	10,900	768,559
		1,925,417
DATA PROCESSING & OUTSOURCED SERVICES—4.0%
Alliance Data Systems Corp.*	7,500	2,166,225
Fiserv, Inc.*	33,000	2,393,490
Vantiv, Inc., CL. A*	8,600	295,754
WEX, Inc.*	10,300	948,115
		5,803,584
DEPARTMENT STORES—0.4%
Nordstrom, Inc.	8,600	655,320

DISTILLERS & VINTNERS—0.3%
Constellation Brands Inc., Cl. A*	3,300	364,485

DRUG RETAIL—1.6%
Rite Aid Corp.*	327,000	2,282,460

ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
Acuity Brands, Inc.	10,400	1,558,856
Hubbell, Inc., Cl. B	8,200	869,528
		2,428,384
FOOD RETAIL—2.0%
The Kroger Co.	32,100	2,216,505
Whole Foods Market, Inc.	13,700	713,702
		2,930,207
GENERAL MERCHANDISE STORES—1.9%
Dollar General Corp.*	16,100	1,079,666
Dollar Tree, Inc.*	23,800	1,692,180
		2,771,846
HEALTH CARE EQUIPMENT—1.9%
DBV Technologies SA*	9,500	460,282
Insulet Corp.*	25,800	758,262

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—(CONT.)
Intuitive Surgical, Inc.*	800	$395,584
Wright Medical Group, Inc.*	47,000	1,147,270
		2,761,398
HEALTH CARE FACILITIES—2.4%
Acadia Healthcare Co., Inc.*	9,400	542,850
Tenet Healthcare Corporation*	40,600	1,716,568
Universal Health Services, Inc., Cl. B	12,700	1,302,131
		3,561,549
HEALTH CARE SERVICES—1.4%
Air Methods Corp.*	34,200	1,421,010
IPC Healthcare, Inc.*	17,213	694,717
		2,115,727
HOME ENTERTAINMENT SOFTWARE—0.4%
Activision Blizzard, Inc.	29,100	608,044

HOME FURNISHING RETAIL—0.9%
Williams-Sonoma, Inc.	16,900	1,322,425

HOMEBUILDING—1.0%
Toll Brothers, Inc.*	42,600	1,474,812

HOMEFURNISHING RETAIL—0.5%
Restoration Hardware Holdings, Inc.*	7,900	691,487

HOTELS RESORTS & CRUISE LINES—3.2%
Hilton Worldwide Holdings, Inc.*	55,800	1,449,126
Norwegian Cruise Line Holdings Ltd.*	27,500	1,203,400
Royal Caribbean Cruises Ltd.	27,400	2,070,070
		4,722,596
HOUSEWARES & SPECIALTIES—1.2%
Jarden Corp.*	36,150	1,735,923

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
Robert Half International, Inc.	20,100	1,167,006

INDUSTRIAL MACHINERY—1.7%
Graco, Inc.	19,900	1,417,676
Ingersoll-Rand PLC.	16,500	1,095,600
		2,513,276
INTERNET RETAIL—1.6%
NetFlix, Inc.*	2,200	971,960
TripAdvisor, Inc.*	17,000	1,139,170
Wayfair, Inc., Cl. A*	8,700	170,172
		2,281,302
INTERNET SOFTWARE & SERVICES—4.2%
AOL, Inc.*	15,700	679,025
Cornerstone OnDemand, Inc.*	26,700	879,765
Demandware, Inc.*	12,900	690,924
GrubHub, Inc.*	33,000	1,136,190
Hortonworks, Inc.*	18,400	389,896
LinkedIn Corp., Cl. A*	7,800	1,752,972
Shutterstock, Inc.*	10,700	602,303
		6,131,075

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INVESTMENT BANKING & BROKERAGE—0.8%
TD Ameritrade Holding Corp.	34,200	$1,107,738

IT CONSULTING & OTHER SERVICES—0.5%
Unisys Corp.*	29,900	655,707

LEISURE PRODUCTS—0.7%
Brunswick Corp.	19,000	1,031,320

MANAGED HEALTH CARE—1.1%
Centene Corp.*	8,000	873,280
WellCare Health Plans, Inc.*	10,200	743,070
		1,616,350
MOVIES & ENTERTAINMENT—0.3%
Live Nation Entertainment, Inc.*	20,200	480,154

MULTI-LINE INSURANCE—0.6%
Hartford Financial Services Group, Inc.	21,800	848,020

OFFICE SERVICES & SUPPLIES—0.7%
Herman Miller, Inc.	35,000	1,016,750

OIL & GAS DRILLING—0.4%
Nabors Industries Ltd.	50,700	583,557

OIL & GAS EQUIPMENT & SERVICES—0.4%
Cameron International Corp.*	12,100	541,838

OIL & GAS EXPLORATION & PRODUCTION—2.5%
Cabot Oil & Gas Corp.	10,800	286,200
Carrizo Oil & Gas, Inc.*	11,500	518,650
Parsley Energy, Inc., Cl. A*	38,986	653,795
PDC Energy, Inc.*	24,400	1,120,936
Range Resources Corp.	23,400	1,082,718
		3,662,299
PACKAGED FOODS & MEATS—1.2%
Keurig Green Mountain, Inc.	6,800	833,408
Mead Johnson Nutrition Co., Cl. A	9,100	896,259
		1,729,667
PHARMACEUTICALS—1.8%
Jazz Pharmaceuticals PLC.*	6,300	1,066,842
Mallinckrodt PLC.*	7,200	763,128
Pacira Pharmaceuticals, Inc.*	8,100	869,535
		2,699,505
REAL ESTATE SERVICES—0.6%
Jones Lang LaSalle, Inc.	5,900	867,772

REGIONAL BANKS—0.6%
Signature Bank*	7,200	843,336

RENEWABLE ELECTRICITY—0.8%
TerraForm Power, Inc., Cl. A	37,200	1,210,488

RESEARCH & CONSULTING SERVICES—2.0%
CoStar Group, Inc.*	9,600	1,771,296
Verisk Analytics, Inc., Cl. A*	17,300	1,113,255
		2,884,551
RESTAURANTS—2.4%
Bloomin’ Brands, Inc.*	68,000	1,680,620
Diamond Resorts International, Inc.*	2,000	56,760

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—(CONT.)
Jack in the Box, Inc.	14,500	$1,229,455
Restaurant Brands International, Inc.	15,400	595,672
		3,562,507
SECURITY & ALARM SERVICES—0.9%
Tyco International PLC.	33,100	1,350,811

SEMICONDUCTOR EQUIPMENT—1.0%
Lam Research Corp.	13,300	1,016,652
SunEdison, Inc.*	25,100	470,123
		1,486,775
SEMICONDUCTORS—4.4%
Avago Technologies Ltd.	24,000	2,469,120
Micron Technology, Inc.*	36,800	1,076,952
Microsemi Corp.*	40,800	1,136,688
NXP Semiconductors NV*	22,000	1,745,480
		6,428,240
SPECIALIZED FINANCE—2.3%
CBOE Holdings, Inc.	16,600	1,070,202
McGraw Hill Financial, Inc.	8,200	733,408
Moody’s Corp.	16,800	1,534,344
		3,337,954
SPECIALTY CHEMICALS—1.7%
PolyOne Corp.	19,700	701,123
The Sherwin-Williams Co.	6,400	1,736,128
		2,437,251
SPECIALTY STORES—3.7%
Signet Jewelers Ltd.	15,400	1,865,094
The Michaels Cos, Inc.*	37,600	970,080
Tractor Supply Co.	16,300	1,323,071
Ulta Salon, Cosmetics & Fragrance, Inc.*	9,100	1,200,654
		5,358,899
SYSTEMS SOFTWARE—0.8%
ServiceNow, Inc.*	17,000	1,239,300

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.8%
Nimble Storage, Inc.*	17,700	397,011
Western Digital Corp.	7,900	768,117
		1,165,128
TRADING COMPANIES & DISTRIBUTORS—1.2%
HD Supply Holdings, Inc.*	62,700	1,807,641

WIRELESS TELECOMMUNICATION SERVICES—1.0%
SBA Communications Corp., Cl. A*	12,700	1,482,090
TOTAL COMMON STOCKS (Cost $124,977,305)		134,350,692

PREFERRED STOCKS—1.3%
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	77,008	50,825
Choicestream, Inc., Cl. B*,@,(a)	144,793	95,564
		146,389

	SHARES	VALUE
PREFERRED STOCKS—(CONT.)
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@	50,675	$310,638
Palantir Technologies, Inc., Cl. D*,@	6,602	40,602
		351,240
PHARMACEUTICALS—1.0%
Intarcia Therapeutics, Inc.*,@	7,588	333,872
Tolero Pharmaceuticals, Inc.*,@,(a)	354,870	1,070,323
		1,404,195
TOTAL PREFERRED STOCKS (Cost $1,842,778)		1,901,824

MASTER LIMITED PARTNERSHIP—1.1%
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
The Carlyle Group LP.	59,800	1,572,740
(Cost $1,886,431)		1,572,740

REAL ESTATE INVESTMENT TRUST—3.1%
HEALTH CARE—0.5%
Omega Healthcare Investors, Inc.	16,600	728,076

MORTGAGE—0.3%
Blackstone Mortgage Trust, Inc., Cl. A	15,500	452,600

OFFICE—0.8%
Alexandria Real Estate Equities, Inc.	11,000	1,072,720

SPECIALIZED—1.5%
Crown Castle International Corp.	15,500	1,340,905
Extra Space Storage, Inc.	13,500	891,000
		2,231,905
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $4,298,201)		4,485,301
Total Investments (Cost $133,004,715)(b)	97.5%	142,310,557
Other Assets in Excess of Liabilities	2.5%	3,710,394
NET ASSETS	100.0%	$146,020,951

(a)                Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.

*                        Non-income producing security.

(b)                At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $133,912,624, amounted to $8,397,933 which consisted of aggregate gross unrealized appreciation of $16,672,557 and aggregate gross unrealized depreciation of $8,274,624.

@                   Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/2014	$2,590	$5,894	0.00%
Choicestream, Inc., Cl. A	12/17/2013	61,582	50,825	0.03%
Choicestream, Inc., Cl. B	7/10/2014	86,876	95,564	0.07%
Intarcia Therapeutics, Inc.	3/27/2014	245,776	333,872	0.23%
Palantir Technologies, Inc., Cl. A	10/07/2014	80,856	75,177	0.05%
Palantir Technologies, Inc., Cl. B	10/07/2014	334,629	310,638	0.21%
Palantir Technologies, Inc., Cl. D	10/14/2014	43,592	40,602	0.03%
Tolero Pharmaceuticals, Inc.	8/01/2014	705,514	705,514	0.48%
Tolero Pharmaceuticals, Inc.	10/31/2014	364,809	364,809	0.25%
Total			$1,982,895	1.35%

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2015

	SHARES	VALUE
COMMON STOCKS—94.6%
AEROSPACE & DEFENSE—1.8%
Esterline Technologies Corp.*	38,675	$4,335,081
Hexcel Corp.	142,350	6,296,140
		10,631,221
AIRLINES—0.8%
Spirit Airlines, Inc.*	64,650	4,793,151

APPAREL ACCESSORIES & LUXURY GOODS—1.5%
G-III Apparel Group Ltd.*	63,700	6,191,640
Kate Spade & Co.*	50,600	1,595,418
Oxford Industries, Inc.	21,650	1,211,101
		8,998,159
APPAREL RETAIL—0.2%
The Finish Line, Inc., Cl. A	62,450	1,473,820

APPLICATION SOFTWARE—4.0%
Aspen Technology, Inc.*	55,900	1,975,785
PTC, Inc.*	147,950	4,943,009
SS&C Technologies Holdings, Inc.	76,150	4,213,380
Synchronoss Technologies, Inc.*	115,900	4,922,273
Tyler Technologies, Inc.*	44,450	4,715,256
Verint Systems, Inc.*	49,050	2,618,289
		23,387,992
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
OM Asset Management PLC.*	246,600	3,738,456
WisdomTree Investments, Inc.	262,902	4,579,753
		8,318,209
AUTO PARTS & EQUIPMENT—1.7%
American Axle & Manufacturing Holdings, Inc.*	236,100	5,749,035
Tenneco, Inc.*	86,100	4,427,262
		10,176,297
AUTOMOTIVE RETAIL—0.9%
Lithia Motors, Inc., Cl. A	64,300	5,446,210

BIOTECHNOLOGY—11.1%
ACADIA Pharmaceuticals, Inc.*	106,050	3,227,101
Bluebird Bio, Inc.*	55,650	5,170,441
Celldex Therapeutics, Inc.*	162,200	3,474,324
Cepheid, Inc.*	90,400	5,108,504
Foundation Medicine, Inc.*	51,350	2,447,341
Intercept Pharmaceuticals, Inc.*	16,000	3,216,480
Ironwood Pharmaceuticals, Inc.*	381,250	5,939,875
Isis Pharmaceuticals, Inc.*	94,550	6,477,620
Juno Therapeutics, Inc.*	23,050	985,388
Neuralstem, Inc.*	401,650	1,245,115
Neurocrine Biosciences, Inc.*	135,200	4,550,832
NPS Pharmaceuticals, Inc.*	84,800	3,888,928
Orexigen Therapeutics, Inc.*	576,850	3,028,463
Portola Pharmaceuticals, Inc.*	152,000	4,321,360
Puma Biotechnology, Inc.*	19,350	4,084,398
Receptos, Inc.*	24,450	2,693,657
TESARO, Inc.*	69,400	2,791,962

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BIOTECHNOLOGY—(CONT.)
Ultragenyx Pharmaceutical, Inc.*	47,600	$2,765,560
		65,417,349
BREWERS—0.7%
The Boston Beer Co., Inc., Cl. A*	13,250	4,167,390

BUILDING PRODUCTS—1.7%
AO Smith Corp.	98,850	5,872,679
NCI Building Systems, Inc.*	269,600	4,159,928
		10,032,607
COMMODITY CHEMICALS—0.9%
Calgon Carbon Corp.*	262,000	5,169,260

COMMUNICATIONS EQUIPMENT—1.4%
ARRIS Group, Inc.*	91,299	2,393,860
CalAmp Corp.*	316,600	5,670,306
		8,064,166
CONSTRUCTION & ENGINEERING—0.6%
MasTec, Inc.*	188,250	3,486,390

CONSTRUCTION MATERIALS—0.6%
Eagle Materials, Inc.	49,800	3,546,756

CONSUMER FINANCE—0.8%
PRA Group, Inc.*	99,400	4,922,288

DATA PROCESSING & OUTSOURCED SERVICES—2.7%
Blackhawk Network Holdings, Inc.*	61,100	2,038,296
Euronet Worldwide, Inc.*	87,000	3,948,930
MAXIMUS, Inc.	89,700	4,998,084
WEX, Inc.*	50,435	4,642,542
		15,627,852
DISTRIBUTORS—0.7%
Pool Corp.	66,700	4,149,407

EDUCATION SERVICES—1.0%
Grand Canyon Education, Inc.*	131,550	5,764,521

ELECTRONIC COMPONENTS—1.2%
Belden, Inc.	88,150	7,311,161

ELECTRONIC EQUIPMENT MANUFACTURERS—1.6%
Cognex Corp.*	76,450	2,809,537
FEI Co.	81,600	6,709,152
		9,518,689
ENVIRONMENTAL & FACILITIES SERVICES—0.6%
US Ecology, Inc.	78,600	3,258,756

FOOD DISTRIBUTORS—0.9%
United Natural Foods, Inc.*	68,914	5,325,674

FOOD RETAIL—0.8%
Smart & Final Stores, Inc.*	327,550	4,913,250

FOOTWEAR—0.9%
Skechers U.S.A. Inc., Cl. A*	90,950	5,488,833

GENERAL MERCHANDISE STORES—1.1%
Burlington Stores, Inc.*	128,050	6,388,414

HEALTH CARE EQUIPMENT—2.9%
DBV Technologies SA#*	153,900	3,738,231

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—(CONT.)
DexCom, Inc.*	30,250	$1,808,345
Insulet Corp.*	99,750	2,931,653
Nevro Corp.*	72,700	3,312,212
Wright Medical Group, Inc.*	212,871	5,196,181
		16,986,622
HEALTH CARE FACILITIES—1.5%
Acadia Healthcare Co., Inc.*	53,200	3,072,300
Healthsouth Corp.	127,500	5,622,750
		8,695,050
HEALTH CARE SERVICES—2.1%
Air Methods Corp.*	102,350	4,252,642
IPC Healthcare, Inc.*	76,150	3,073,414
Team Health Holdings, Inc.*	92,700	4,792,590
		12,118,646
HEALTH CARE SUPPLIES—1.0%
Align Technology, Inc.*	78,600	4,169,730
OraSure Technologies, Inc.*	190,450	1,750,235
		5,919,965
HEALTH CARE TECHNOLOGY—0.5%
HMS Holdings Corp.*	147,350	2,915,320

HOMEFURNISHING RETAIL—0.6%
Restoration Hardware Holdings, Inc.*	39,700	3,474,941

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
On Assignment, Inc.*	136,750	4,804,028

INDUSTRIAL MACHINERY—2.1%
Middleby Corp.*	43,600	4,142,872
Rexnord Corp.*	204,900	5,071,275
Watts Water Technologies, Inc.	51,200	3,001,856
		12,216,003
INTERNET SOFTWARE & SERVICES—5.3%
Constant Contact, Inc.*	64,752	2,448,921
Cornerstone OnDemand, Inc.*	88,580	2,918,711
Criteo SA#*	71,800	2,796,610
DealerTrack Holdings, Inc.*	135,450	5,445,090
Demandware, Inc.*	65,115	3,487,559
GrubHub, Inc.*	119,683	4,120,686
Shutterstock, Inc.*	65,350	3,678,551
SPS Commerce, Inc.*	79,950	4,741,035
WebMD Health Corp.*	40,350	1,563,563
		31,200,726
INVESTMENT BANKING & BROKERAGE—0.6%
Evercore Partners, Inc., Cl. A	76,150	3,645,301

IT CONSULTING & OTHER SERVICES—1.4%
InterXion Holding NV*	155,850	4,253,146
Unisys Corp.*	181,800	3,986,874
		8,240,020
LEISURE PRODUCTS—1.0%
Brunswick Corp.	109,800	5,959,944

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LIFE & HEALTH INSURANCE—0.5%
American Equity Investment Life Holding Co.	109,950	$2,804,824

LIFE SCIENCES TOOLS & SERVICES—1.7%
ICON PLC.#*	105,200	5,933,280
PRA Health Sciences, Inc.*	146,350	3,824,125
		9,757,405
MANAGED HEALTH CARE—1.8%
HealthEquity, Inc.*	118,850	2,468,515
Molina Healthcare, Inc.*	102,400	5,213,184
WellCare Health Plans, Inc.*	39,700	2,892,145
		10,573,844
MOVIES & ENTERTAINMENT—0.8%
Rentrak Corp.*	62,705	4,823,896

OFFICE SERVICES & SUPPLIES—0.7%
Herman Miller, Inc.	149,350	4,338,618

OIL & GAS EQUIPMENT & SERVICES—0.3%
US Silica Holdings, Inc.	61,850	1,558,620

OIL & GAS EXPLORATION & PRODUCTION—2.3%
Diamondback Energy, Inc.*	70,850	4,887,941
Parsley Energy, Inc., Cl. A*	218,850	3,670,115
PDC Energy, Inc.*	105,350	4,839,779
		13,397,835
OIL & GAS STORAGE & TRANSPORTATION—0.3%
SemGroup Corp., Cl. A	28,350	1,908,806

PACKAGED FOODS & MEATS—1.5%
B&G Foods, Inc.	125,100	3,732,984
Hain Celestial Group, Inc.*	96,834	5,109,930
		8,842,914
PAPER PACKAGING—1.2%
Graphic Packaging Holding Co.*	500,300	7,244,344

PHARMACEUTICALS—1.6%
Aerie Pharmaceuticals, Inc.*	71,600	2,001,936
Pacira Pharmaceuticals, Inc.*	68,550	7,358,842
		9,360,778
REGIONAL BANKS—1.4%
Bank of the Ozarks, Inc.	115,350	3,740,800
Investors Bancorp, Inc.	415,450	4,574,105
		8,314,905
RENEWABLE ELECTRICITY—0.7%
TerraForm Power, Inc., Cl. A	118,050	3,841,347

RESTAURANTS—4.2%
Bloomin’ Brands, Inc.*	272,300	6,729,894
Diamond Resorts International, Inc.*	8,350	236,973
Fiesta Restaurant Group, Inc.*	81,600	4,820,112
Jack in the Box, Inc.	54,350	4,608,337
Papa John’s International, Inc.	106,700	6,771,182
Popeyes Louisiana Kitchen, Inc.*	31,150	1,788,633
		24,955,131

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTORS—4.7%
Cavium Networks, Inc.*	50,500	$2,969,905
Cypress Semiconductor Corp.	320,550	4,721,701
Fairchild Semiconductor International, Inc.*	194,500	2,985,575
Microsemi Corp.*	176,200	4,908,932
Monolithic Power Systems, Inc.	82,400	3,913,176
Qorvo, Inc.*	109,725	8,105,386
		27,604,675
SPECIALIZED CONSUMER SERVICES—0.4%
Sotheby’s	57,550	2,448,753

SPECIALTY CHEMICALS—1.7%
Chemtura Corp.*	129,400	2,819,626
Cytec Industries, Inc.	27,650	1,326,923
PolyOne Corp.	168,550	5,998,695
		10,145,244
SPECIALTY STORES—0.5%
Five Below, Inc.*	96,690	3,221,711

SYSTEMS SOFTWARE—2.4%
Barracuda Networks, Inc.*	114,550	3,878,663
Fleetmatics Group PLC.*	140,450	4,973,334
Proofpoint, Inc.*	108,600	5,430,000
		14,281,997
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.1%
Electronics For Imaging, Inc.*	130,750	5,053,487
Nimble Storage, Inc.*	67,800	1,520,754
Super Micro Computer, Inc.*	151,450	5,538,527
		12,112,768
TRADING COMPANIES & DISTRIBUTORS—0.8%
Watsco, Inc.	43,900	4,778,954

TRUCKING—1.6%
Saia, Inc.*	120,300	5,065,833
Swift Transportation Co.*	173,950	4,275,691
		9,341,524
TOTAL COMMON STOCKS (Cost $458,390,588)		557,613,281

PREFERRED STOCKS—0.5%
PHARMACEUTICALS—0.5%
Intarcia Therapeutics, Inc.*,@	41,238	1,814,472
Tolero Pharmaceuticals, Inc.*,@,(a)	448,284	1,352,069
		3,166,541
TOTAL PREFERRED STOCKS (Cost $2,687,768)		3,166,541

RIGHTS—%
BIOTECHNOLOGY—%
Neuralstem, Inc., 1/8/2019*	250,375	—
(Cost $0)		—

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—3.5%
HOTELS & RESORTS—0.9%
Pebblebrook Hotel Trust	117,697	$5,465,849

MORTGAGE—0.4%
Blackstone Mortgage Trust, Inc., Cl. A	72,200	2,108,240

OFFICE—1.2%
Dupont Fabros Technology, Inc.	184,200	6,863,292

SPECIALIZED—1.0%
Sovran Self Storage, Inc.	63,200	5,988,200
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $15,957,376)		20,425,581
Total Investments (Cost $477,035,732)(b)	98.6%	581,205,403
Other Assets in Excess of Liabilities	1.4%	8,090,502
NET ASSETS	100.0%	$589,295,905

*                      Non-income producing security.

#                      American Depositary Receipts.

(a)              Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.

(b)              At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $481,150,630, amounted to $100,054,773 which consisted of aggregate gross unrealized appreciation of $121,379,951 and aggregate gross unrealized depreciation of $21,325,178.

@                 Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Intarcia Therapeutics, Inc.	03/27/2014	$1,335,699	$1,814,472	0.31%
Tolero Pharmaceuticals, Inc.	10/31/2014	1,352,069	1,352,069	0.23%
Total			$3,166,541	0.54%

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Accounting Standards Codification 946 Financial Services — Investment Companies. The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in four funds — Alger Capital Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Class R Shares of Alger Capital Appreciation Focus Fund were converted to Class I Shares of the Alger Capital Appreciation Focus Fund on November 25, 2013.

Each Fund offers one or more of the following share classes: Class A, C, I, R and Z. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the cost of its transfer agency and sub-transfer agency services and each of Classes A, C and R bears the cost of its plan of distribution.

NOTE 2 — Significant Accounting Policies:

(a)   Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include unobservable market information which can include cash flows, income and

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

expenses, and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b)   Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments. The following is a summary of the inputs used as of January 31, 2015 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation
Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$562,118,202	$562,035,928	—	$82,274
Consumer Staples	238,109,871	238,109,871	—	—
Energy	114,923,993	114,923,993	—	—
Financials	121,578,676	121,578,676	—	—
Health Care	661,962,372	661,962,372	—	—
Industrials	368,337,981	368,337,981	—	—
Information Technology	1,058,110,187	1,056,664,056	—	1,446,131
Materials	65,766,754	65,766,754	—	—
Telecommunication Services	30,362,305	30,362,305	—	—
Utilities	25,364,127	25,364,127	—	—
TOTAL COMMON STOCKS	$3,246,634,468	$3,245,106,063	—	$1,528,405

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Capital Appreciation
Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Financials	80,144,881	80,144,881	—	—
PREFERRED STOCKS
Consumer Discretionary	2,359,812	—	—	2,359,812
Health Care	4,912,820	—	—	4,912,820
Information Technology	6,756,868	—	—	6,756,868
TOTAL PREFERRED STOCKS	$14,029,500	—	—	$14,029,500
REAL ESTATE INVESTMENT TRUST
Financials	17,390,785	17,390,785	—	—
TOTAL INVESTMENTS IN SECURITIES	$3,358,199,634	$3,342,641,729	—	$15,557,905

Alger Capital Appreciation Focus
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$5,027,969	$5,027,969	—	—
Consumer Staples	1,445,022	1,445,022	—	—
Energy	1,035,404	1,035,404	—	—
Financials	1,836,542	1,836,542	—	—
Health Care	7,877,263	7,877,263	—	—
Industrials	3,593,239	3,593,239	—	—
Information Technology	14,856,854	14,856,854	—	—
Materials	317,386	317,386	—	—
Utilities	435,060	435,060	—	—
TOTAL COMMON STOCKS	$36,424,739	$36,424,739	—	—
MASTER LIMITED PARTNERSHIP
Energy	826,419	826,419	—	—
Financials	1,773,744	1,773,744	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$2,600,163	$2,600,163	—	—
REAL ESTATE INVESTMENT TRUST
Financials	746,581	746,581	—	—
TOTAL INVESTMENTS IN SECURITIES	$39,771,483	$39,771,483	—	—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Mid Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$37,204,032	$37,198,138	—	$5,894
Consumer Staples	7,306,819	7,306,819	—	—
Energy	4,787,694	4,787,694	—	—
Financials	7,872,336	7,872,336	—	—
Health Care	19,517,103	19,517,103	—	—
Industrials	22,056,552	22,056,552	—	—
Information Technology	27,869,472	27,794,295	—	75,177
Materials	4,362,668	4,362,668	—	—
Telecommunication Services	2,163,528	2,163,528	—	—
Utilities	1,210,488	1,210,488	—	—
TOTAL COMMON STOCKS	$134,350,692	$134,269,621	—	$81,071
MASTER LIMITED PARTNERSHIP
Financials	1,572,740	1,572,740	—	—
PREFERRED STOCKS
Consumer Discretionary	146,389	—	—	146,389
Health Care	1,404,195	—	—	1,404,195
Information Technology	351,240	—	—	351,240
TOTAL PREFERRED STOCKS	$1,901,824	—	—	$1,901,824
REAL ESTATE INVESTMENT TRUST
Financials	4,485,301	4,485,301	—	—
TOTAL INVESTMENTS IN SECURITIES	$142,310,557	$140,327,662	—	$1,982,895

Alger Small Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$92,770,037	$92,770,037	—	—
Consumer Staples	23,249,228	23,249,228	—	—
Energy	16,865,261	16,865,261	—	—
Financials	28,005,527	28,005,527	—	—
Health Care	141,744,979	141,744,979	—	—
Industrials	67,681,252	67,681,252	—	—
Information Technology	157,350,046	157,350,046	—	—
Materials	26,105,604	26,105,604	—	—
Utilities	3,841,347	3,841,347	—	—
TOTAL COMMON STOCKS	$557,613,281	$557,613,281	—	—
PREFERRED STOCKS
Health Care	3,166,541	—	—	3,166,541
REAL ESTATE INVESTMENT TRUST
Financials	20,425,581	20,425,581	—	—
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN SECURITIES	$581,205,403	$578,038,862	—	$3,166,541

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2014	$1,517,186
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	11,219
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	1,528,405
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$11,219

Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2014	$13,596,053
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	433,447
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	14,029,500
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$433,447

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2014	$80,267
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	804
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	81,071
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$804

Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2014	$803,951
Transfers into Level 3	1,070,323
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	27,550
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	1,901,824
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$27,550

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2014	$1,773,234
Transfers into Level 3	1,352,069
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	41,238
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	3,166,541
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$41,238

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2015. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

	Fair Value	Valuation	Unobservable
	January 31, 2015	Methodology	Input	Range
Alger Capital Appreciation Institutional Fund
Common Stocks	$82,274	Market Approach	Revenue Multiple	0.7x to 4.3x
			EBITDA Multiple	8.8x to 50.4x
Common Stocks	$1,446,131	Income Approach	Discount Rate	10.0%
Preferred Stocks	$2,359,812	Market Approach	Revenue Multiple	0.7x to 4.3x
			EBITDA Multiple	8.8x to 50.4x
Preferred Stocks	$11,669,688	Income Approach	Discount Rate	10.0%
Alger Mid Cap Growth Institutional Fund
Common Stocks	$5,894	Market Approach	Revenue Multiple	0.7x to 4.3x
			EBITDA Multiple	8.8x to 50.4x
Common Stocks	$75,177	Income Approach	Discount Rate	10.0%
Preferred Stocks	$146,389	Market Approach	Revenue Multiple	0.7x to 4.3x
			EBITDA Multiple	8.8x to 50.4x
Preferred Stocks	$685,112	Income Approach	Discount Rate	10.0%
Preferred Stocks	$1,070,323	Income Approach	Discount Rate	15.0%
Alger Small Cap Growth Institutional Fund
Preferred Stocks	$1,814,472	Income Approach	Discount Rate	10.0%
Preferred Stocks	$1,352,069	Income Approach	Discount Rate	15.0%

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2015, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Institutional Fund	$91,894,309	$91,894,309	—	—
Alger Capital Appreciation Focus Fund	428,456	428,456	—	—
Alger Mid Cap Growth Institutional Fund	6,172,169	6,172,169	—	—
Alger Small Cap Growth Institutional Fund	7,875,146	7,875,146	—	—
Total	$106,370,080	$106,370,080	—	—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended January 31, 2015, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Portfolios’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

For the three months ended January 31, 2015, the Alger Mid Cap Growth Institutional Fund had option purchases of $5,492,158 and option sales of $9,282,183. The effect of derivative instruments on the statement of operations for the three months ended January 31, 2015 is as follows:

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

NET REALIZED GAIN ON INVESTMENTS AND OPTIONS

Alger Mid Cap Growth Institutional Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$96,674
Written Options	(85,147)
Total	$11,527

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS, OPTIONS

Alger Mid Cap Growth Institutional Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$48,587
Written Options	(48,164)
Total	$423

NOTE 5 — Holding of 5% Voting Securities:

The company listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended January 31, 2015. Purchase and sale transactions and dividend income earned during the period were as follows:

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

	Shares at			Shares at		Value at
	October 31,			January 31,	Dividend	January 31,
Security	2014	Additions	Reductions	2015	Income	2015
Alger Capital Appreciation Institutional Fund
Common Stocks
Choicestream Inc.*	124,658	—	—	124,658	—	$82,274
Preferred Stocks
Choicestream Inc.*	3,575,473	—	—	575,473	—	2,359,812

Alger Mid Cap Growth Institutional Fund
Common Stocks
Choicestream Inc.*	8,930	—	—	8,930	—	$5,894
Preferred Stocks
Choicestream Inc.*	221,801	—	—	221,801	—	146,389
Tolero Pharmaceuticals, Inc.*	354,870	—	—	354,870	—	1,070,323

Alger Small Cap Growth Institutional Fund
Preferred Stocks
Tolero Pharmaceuticals, Inc.*	448,284	—	—	448,284	—	1,352,069

* Non —income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By	/s/Hal Liebes

Hal Liebes

President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Hal Liebes

Hal Liebes

President

Date: March 30, 2015

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 30, 2015